Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental

As of December 31, 2018, future minimum payments under non-cancellable operating leases for office rental consist of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
2019	35,453,783	5,156,539
2020	21,057,299	3,062,657
2021	3,180,192	462,540
2022	—	—
2023 and thereafter	—	—
Total	59,691,274	8,681,736

Schedule of Future Minimum Lease Payments with Respect to Agreements	As of December 31, 2018, future minimum payments with respect to these agreements consist of the following:
	RMB	US$ (Note 2(e))
Years Ending December 31,
2019	31,909,496	4,641,044

Schedule of Future Minimum Payments under Non-cancellable Capital Expenditure	As of December 31, 2018, future minimum payments under non-cancellable capital expenditure of the following:
	RMB	US$ (Note 2(e))
Years Ending December 31,
2019	1,102,000	160,279
2020	252,000	36,652